Employee Benefits, Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 473	$ 549
Accumulated benefit obligation	424	511
Fair value of plan assets	56	97
Other benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	13	14
Fair value of plan assets	$ 0	$ 0